COUNTRY RIGHTS OPTION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Country Rights Option
COUNTRY RIGHTS OPTION

NOTE 14: COUNTRY RIGHTS OPTION

Tuigamala Group Pty Ltd

On December 23, 2020, the Company and Tuigamala Group Pty Ltd, an Australian corporation (“TGP”), entered into a Securities Purchase Agreement whereby TGP agreed to purchase an option to purchase territory rights to 15 countries in the Oceania region (“Option”). The purchase price for this Option was $5,600,000, payable in two payments. The initial payment was $600,000 and was paid on December 23, 2020. The second payment of $5,000,000 was due on or before March 31, 2021.

In addition to receiving the Option, TGP was granted a warrant to purchase 12,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The warrant expires one-year from the grant date, December 23, 2021. As the warrant and the Option were granted for one price, the Company calculated the relative fair values of each instrument and recognized $556,757 of the $600,000 paid as the value of the warrant, and the remaining $43,243 as the value of the Option, which is reflected as deferred revenue on the Consolidated Balance Sheet as the criteria for revenue recognition under ASC 606 has not been satisfied to be recognized as revenue as of December 31, 2020. There was no guarantee that TGP would be able to make the second payment under the Option by the deadline of March 31, 2021.

On February 26, 2021, the Company and TGP entered into a term sheet to revise the Option. The revised terms of the Option are that the Company would form a subsidiary in the Oceania region. TGP would purchase a 35% ownership interest in the subsidiary and 3,750,000 shares of common stock for an aggregate purchase price of $15,000,000. The subsidiary shares and common shares would be purchased as follows: (a) by March 31, 2021, 1,250,000 shares will be issued for $5,000,000 and 33.33% of the subsidiary shares are to be sold to TGP; and (b) by September 30, 2021 with reasonable extensions to be determined, 2,500,000 shares will be issued for $10,000,000 and the remaining 66.66% of the subsidiary shares are to be sold to TGP. As a result of the revised terms, the $600,000 paid on December 23, 2020, will be used in its entirety to pay for the warrants described below, and the deferred revenue recognized will be reflected as additional paid in capital on February 26, 2021.

The Company and TGP were unable to come to agreement on new terms of this transaction and have as of April 14, 2021 have terminated negotiations. TGP still owns the warrants received in December 2020 and continues to have the right to exercise them. The Company is not obligated to return any of the $600,000 received on December 23, 2020.

These warrants were assigned to Archumbl Pty Ltd. in May 2021.

Aurea Group

On March 1, 2021, the Company and Aurea Group (“Aurea”) entered into a term sheet for Country Rights in Chile. Under the term sheet, the Company will form a subsidiary in Chile where Aurea will purchase a 35% ownership interest and 2,000,000 shares of common stock to be issued for $7,500,000, as follows: (a) at the first closing date, 437,500 shares will be issued for $1,000,000; and (b) nine months after closing, either (i) 1,562,500 shares for $6,500,000 or (ii) the number of shares as determined by taking $6,500,000 divided by the closing price of the Company’s common stock on the date prior to the execution of a call option. The Company closed on this transaction on March 15, 2021. The first closing date was March 30, 2021, however due to strict banking regulations in Chile, the $1,000,000 was received in two tranches of $500,000 each and the funds came in between April 5, 2021 and April 6, 2021, and the 437,500 shares were issued on April 26, 2021.

NOTE 8: COUNTRY RIGHTS OPTION

On December 23, 2020, the Company and Tuigamala Group Pty Ltd, an Australian corporation (“TGP”), entered into a Securities Purchase Agreement whereby TGP agreed to purchase an option to purchase territory rights to 15 countries in the Oceania region (“Option”). The purchase price for this Option was $5,600,000, payable in two payments. The initial payment was $600,000 and was paid on December 23, 2020. The second payment of $5,000,000 is due on or before March 31, 2021. The Option will immediately expire should the second payment fail to be made by March 31, 2021.

In addition to receiving the Option, TGP was granted a warrant to purchase 12,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The warrant expires one-year from the grant date, December 23, 2021. As the warrant and the Option were granted for one price, the Company calculated the relative fair values of each instrument and recognized $556,757 of the $600,000 paid as the value of the warrant, and the remaining $43,243 as the value of the Option, which is reflected as deferred revenue on the Consolidated Balance Sheet as the criteria for revenue recognition under ASC 606 has not been satisfied to be recognized as revenue as of December 31, 2020. There is no guarantee that TGP will be able to make the second payment under the Option by the deadline of March 31, 2021.

On February 26, 2021, the Company and TGP entered into a term sheet to revise the Option. The revised terms of the Option are that the Company will form a subsidiary in the Oceania region. TGP will purchase a 35% ownership interest in the subsidiary and 3,750,000 shares of common stock for an aggregate purchase price of $15,000,000. The subsidiary shares and common shares will be purchased as follows: (a) by March 31, 2021, 1,250,000 shares will be issued for $5,000,000 and 33.33% of the subsidiary shares are to be sold to TGP; and (b) by September 30, 2021 with reasonable extensions to be determined, 2,500,000 shares will be issued for $10,000,000 and the remaining 66.66% of the subsidiary shares are to be sold to TGP. As a result of the revised terms, it is anticipated that the $600,000 paid on December 23, 2020, will be used in its entirety to pay for the warrants described below, and the deferred revenue recognized will be reflected as additional paid in capital on February 26, 2021.